                                                             SECURITY
                                                              FUNDS
================================================================================

                                                             ANNUAL REPORT

                                                             SEPTEMBER 30, 1999

                                                             * SECURITY CAPITAL
                                                               PRESERVATION FUND


























                                                SECURITY DISTRIBUTORS, INC.
                                        [LOGO]  A Member of The Security Benefit
                                                Group of Companies

            MANAGER'S COMMENTARY
SECURITY    --------------------------------------------------------------------
FUNDS       NOVEMBER 15, 1999


SECURITY CAPITAL PRESERVATION FUND
We are pleased to present the first annual report for the Security Capital Preservation Fund (the "Fund"), providing a detailed review of the market, the portfolio assets, and our outlook. Since its inception May 3, 1999 the Fund has returned 2.24%.1 Its benchmark, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 1.45% over the same five-month period.

Security Capital Preservation Fund is part of a "master-feeder" arrangement in which the Fund invests all of its assets in the BT PreservationPlus Income Portfolio (the "Portfolio") advised by Bankers Trust Company, a wholly owned subsidiary of Deutsche Bank. The Fund seeks to deliver returns above those of money market funds while maintaining a constant share price. The Fund is offered to tax sheltered annuity custodial accounts, traditional Individual Retirement Accounts (IRAs), Roth IRAs, education IRAs, simplified employee pension IRAs (Sep IRAs), savings incentive match plan for employees (SIMPLE IRAs), Keogh plans, and other qualified retirement plans.

FIXED INCOME MARKETS IN 1999
The U.S. bond market was dominated by a dramatic increase in interest rates during 1999. The birth of the Euro currency, Brazilian currency devaluation, NATO military action in the Balkans, and heavy merger activity and booming debt origination in the U.S. were just some of the factors that led to disappointing returns from U.S. Treasury securities. The Treasury markets conceded to improved international economic conditions which prompted investors to move away from the relative safety of U.S. Treasuries and toward the higher yields offered by other fixed income sectors.

To guard against the perceived risks of inflationary pressures brought on by an improving global economy, a still-strong U.S. economy, and an extremely tight labor market, the Federal Reserve Board raised its target Federal Funds rate in June and again in August. The yield on the five-year U.S. Treasury note rose from 5.10% to 5.75% in the last six months of the fiscal year. Yet despite significant market volatility, the Fund met its objective of maintaining a stable net asset value of $10 per share while producing an attractive level of current income.

INVESTMENTS USED IN THE PORTFOLIO
The Portfolio invests across major sectors of the investment grade fixed income market. At September 30, 1999 the Portfolio was allocated 26% to corporate bonds, 37% to mortgage-backed securities, 12% to asset-backed securites, 3% to U.S. Treasuries, 8% to foreign bonds, and 14% to cash equivalents. This allocation of fixed income securities is intentionally weighted toward the corporate and mortgage sectors, as these sectors have historically offered higher yields than U.S. government securities.

Additionally, the Portfolio has entered into Wrapper Agreements that are intended to help stabilize the value of the Portfolio's investments, and in effect the Fund's net asset value. The Fund is one of the first SEC-registered funds for tax sheltered annuity investors and IRA investors which enables them to make use of Wrapper Agreements to seek to maintain principal stability in the face of fluctuations in values due to changes in yields. To date we have negotiated two Wrapper Agreements, each of which covers approximately one-half of the fixed income securities in the Portfolio. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of September 30, 1999 were issued by Bank of America NT&SA and Transamerica Life Insurance and Annuity Company.

The average credit quality of investments in the Portfolio at the end of the fiscal year was AA, as measured by Standard & Poor's rating agency. The average quality of the issuers of the Wrapper Agreements was also AA, again as measured by Standard & Poor's. The average duration of Portfolio assets at September 30 stood at 3.64 years.



--------------------------------------------------------------------------------

            MANAGER'S COMMENTARY
SECURITY    --------------------------------------------------------------------
FUNDS       NOVEMBER 15, 1999


OUTLOOK FOR THE COMING YEAR
Economic momentum continues to build around the world. U.S. growth has shown little sign of slowing, the expansions in Europe have picked up speed, and recoveries in Asia have been surprisingly vigorous. We continue to expect some additional interest rate increases by the Federal Reserve Bank, and we believe gradually building inflationary pressures will impart a cautious tone in the U.S. financial markets.

Given this outlook, we anticipate fixed income yields to drift a bit higher and yield spreads to widen over the near term as liquidity concerns relating to the turn of the century arise. These conditions should present attractive opportunities to invest new cash flows at higher yield spreads. Over the longer term, we maintain a generally positive but cautious outlook for the U.S. fixed income markets.


Eric M. Kirsch
Portfolio Manager
Bankers Trust Company

1Performance figures are based on Class A shares and do not reflect deduction of the sales charge.

The Capital Preservation Fund is not a money market fund and there can be no assurance that it will be able to maintain a stable share price.







--------------------------------------------------------------------------------

             SECURITY CAPITAL PRESERVATION FUND
             STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
SEPTEMBER 30, 1999

Assets
 Investments in PreservationPlus Income Portfolio,
   at value...........................................      $25,952,067
 Prepaid Expenses.....................................           27,575
                                                            -----------
   Total assets.......................................       25,979,642
                                                            -----------
Liabilities
 Dividends payable....................................          142,268
 Accrued expenses and other liabilities...............           58,824
                                                            -----------
   Total liabilities..................................          201,092
                                                            -----------
 Net assets...........................................      $25,778,550
                                                            ===========
Net Assets consist of:
 Paid-in Capital......................................      $25,778,550
 Accumulated net realized loss from Investments,
   Futures Contracts, Foreign Currency
   and Forward Foreign Currency Transactions..........          (32,650)
 Net unrealized depreciation on Investments,
   Futures Contracts, Foreign Currency
   and Forward Foreign Currency Contracts.............         (329,909)
 Unrealized appreciation on Wrapper
   Agreements.........................................          362,559
                                                            -----------
     Total net assets  ...............................      $25,778,550
                                                            ===========
Class "A" Shares
 Capital shares outstanding...........................        2,526,071
 Net assets...........................................      $25,260,710
 Net asset value per share............................      $     10.00
                                                            ===========
 Offering price per share (net asset value
   divided by 96.5%)..................................      $     10.36
                                                            ===========
Class "B" Shares
 Capital shares outstanding...........................           32,381
 Net assets...........................................      $   323,810
 Net asset value per share............................      $     10.00
                                                            ===========
Class "C" Shares
 Capital shares outstanding...........................           19,403
 Net assets...........................................      $   194,030
 Net asset value per share............................      $     10.00
                                                            ===========


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       3

        SECURITY CAPITAL PRESERVATION FUND
        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE PERIOD MAY 3, 1999*
THROUGH SEPTEMBER 30, 1999

Investment Income:
  Income net of expenses allocated
    from PreservationPlus Income Portfolio                       $493,556

Expenses:
  Administration and management services fees................      21,748
  12b-1 distribution fees....................................      28,032
  Registration fees..........................................      10,981
  Reports to shareholders ...................................         204
  Trustee fees...............................................         102
  Professional fees..........................................       1,633
  Other fees.................................................       5,480
                                                                 --------
    Total expenses...........................................      68,180
                                                                 --------
      Net investment income..................................     425,376
                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND WRAPPER AGREEMENT:
  Net realized gain (loss) from:
    Investments, Foreign Currency and Forward
    Foreign Currency Transactions............................       3,868
    Futures Contracts........................................     (36,518)
                                                                 --------
    Net realized loss........................................     (32,650)

  Net change in Unrealized appreciation/depreciation on:
    Investments, Foreign Currency, Forward
    Foreign Currency Contracts and
    Futures Contracts .......................................    (329,909)
    Wrapper Agreements ......................................     362,559
                                                                 --------
  Net Realized and Unrealized Gain (Loss) on
    Investments, Futures, Foreign Currencies, Forward
    Foreign Currency Contracts and
    Wrapper Agreements.......................................           0
                                                                 --------
  Net increase in net assets from operations.................    $425,376
                                                                 ========
*Inception of fund







                            See accompanying notes.
--------------------------------------------------------------------------------
                                       4

       SECURITY CAPITAL PRESERVATION FUND
       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE PERIOD MAY 3, 19991
THROUGH SEPTEMBER 30, 1999

Increase (decrease) in net assets from operations:
  Net investment income.................................    $   425,376
  Net realized loss from investments,
    futures, foreign currency and
    forward foreign currency transactions...............        (32,650)
  Net unrealized depreciation on investments,
    futures contracts, foreign currencies and
    forward foreign currency contracts..................       (329,909)
  Net unrealized appreciation on Wrapper
    Agreements..........................................        362,559
                                                            -----------
    Net increase in net assets resulting
      from operations...................................        425,376
                                                            -----------
Distributions to shareholders from:
  Net investment income
    Class A.............................................       (291,497)
    Class B.............................................        (65,870)
    Class C.............................................        (68,009)
                                                            -----------
      Total distributions to shareholders...............       (425,376)
                                                            -----------
Capital transactions in shares
  of beneficial interest
  Proceeds from sale of shares:
    Class A.............................................     25,126,081
    Class B.............................................      8,399,792
    Class C.............................................      8,333,343
  Dividends reinvested
    Class A.............................................        154,171
    Class B.............................................         63,246
    Class C.............................................         65,690
  Cost of shares redeemed
    Class A.............................................        (19,545)
    Class B.............................................     (8,139,228)
    Class C.............................................     (8,205,000)
                                                            -----------
  Net increase in net assets from capital
    transactions in shares of beneficial interest.......     25,778,550
                                                            -----------
  Net increase in net assets ...........................     25,778,550

Net assets:
  Beginning of period ..................................             --
                                                            -----------
  End of period.........................................    $25,778,550
                                                            ===========

(1) Inception of Fund



                            See accompanying notes.
--------------------------------------------------------------------------------
                                       5

      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS A SHARES)
                                                      1999 (A)(D)
                                                      -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD................     $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .............................        0.22
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income .............................       (0.22)
                                                        -------
NET ASSET VALUE END OF PERIOD......................     $ 10.00
                                                        =======
TOTAL INVESTMENT RETURN (B)........................        2.24%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)...............     $25,261
Ratio of Net Investment Income
 to Average Net Assets.............................        6.16%
Ratio of Expenses to Average Net Assets (c)........        1.26%
Decrease Reflected in the Above Expense
 Ratio Due to Absorption of Expenses by
 Bankers Trust.....................................         .92%

SECURITY CAPITAL PRESERVATION FUND (CLASS B SHARES)
                                                      1999 (A)(D)
                                                      -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD................     $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .............................        0.20
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income..............................       (0.20)
                                                        -------
NET ASSET VALUE END OF PERIOD......................     $ 10.00
                                                        =======
TOTAL INVESTMENT RETURN (B)........................        2.03%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..............        $324
Ratio of Net Investment Income
 to Average Net Assets.............................        5.27%
Ratio of Expenses to Average Net Assets (c)........        1.89%
Decrease Reflected in the Above Expense
 Ratio Due to Absorption of Expenses by
 Bankers Trust.....................................         .92%

SECURITY CAPITAL PRESERVATION FUND (CLASS C SHARES)
                                                      1999 (A)(D)
                                                      -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD................     $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income..............................        0.21
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income .............................       (0.21)
                                                        -------
NET ASSET VALUE END OF PERIOD......................     $ 10.00
                                                        =======
TOTAL INVESTMENT RETURN (B)........................        2.12%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)...............        $194
Ratio of Net Investment Income
 to Average Net Assets.............................        5.51%
Ratio of Expenses to Average Net Assets (c)........        1.64%
Decrease Reflected in the Above Expense
 Ratio Due to Absorption of Expenses by
 Bankers Trust.....................................         .92%

(a) Security Capital Preservation Fund Class A, B and C Shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.

(b) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

(c) Ratio expenses to average net assets include expenses of the BT PreservationPlus Income Portfolio.

(d) Net investment income was computed using average month-end shares outstanding.


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       6

     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE I - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
    Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share. Security Income Fund is an open-end management investment company (mutual fund). The Fund is a separate series of Security Income Fund and currently offers three classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), and to employees investing through participant-directed employee benefit plans.The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B and C shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares and redemptions within 1 year of acquisition for Class C shares incur a contingent deferred sales charge.
    The Fund seeks to achieve its investment objective ~by investing substantially all of its assets in the BT PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30,1999, the Fund's investment was approximately 99% of the Portfolio.
    The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME The
    Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.
    Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. DISTRIBUTIONS
    It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. FEDERAL INCOME TAXES
    It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. OTHER
    Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES
    The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC ("SMC").Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund. SMC is paid an annual fixed charge per account as well as transaction fees for shareholder activity and dividend payments.
    Under a Sub-Accounting Agreement between SMC and Bankers Trust Company, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $14,000 per year.
    Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.
    Bankers Trust has agreed to waive its entire investment fee payable by the Portfolio until July 31, 2000. Bankers Trust has also voluntarily agreed to waive a portion of its Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED) administration fees. Bankers Trust may terminate or adjust the waiver and reimbursement with respect to the administration agreement at any time in its sole discretion without notice to shareholders. In addition, SMC has agreed to cap the average annual expenses of the Fund at 1.50%, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.
    The Fund has adopted Distribution Plans related to the offering of Class A, B and C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plans provide for payments at an annual rate of 0.25% of the average net assets of Class A shares, 0.75% of the average net assets of Class B shares and 0.50% of the average net assets of Class C shares.
    Security Distributors, Inc. (SDl), a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company, is national distributor for the Income Fund. For the period May 3, 1999 through September 30, 1999, SDI received net underwriting commissions on sales of Class A shares and contingent deferred sales charges (CDSC) on redemptions of Class B and Class C shares, after allowances to brokers and dealers in the amounts presented in the following table:

    SDI Underwriting        (Class A)             $0
    SDI CDSC                (Class B)             $0
    SDI CDSC                (Class C)             $0
    Broker/Dealer           (Class A)         $2,000
    Broker/Dealer           (Class B)         $3,964
    Broker/Dealer           (Class C)             $0

Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.


NOTE 3 - SHARES OF BENEFICIAL INTEREST
At September 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period ended September 30, 1999 were as follows:

                Shares       Shares        Shares       lncrease (Decrease)
                 Sold      Reinvested     Redeemed            Shares
              -------------------------------------------------------------
   Class A    2,512,608      15,417         (1,954)          2,526,071
   Class B      839,979       6,325       (813,923)             32,381
   Class C      833,334       6,569       (820,500)             19,403









--------------------------------------------------------------------------------

     REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Security Income Fund - Security Capital Preservation Fund

We have audited the accompanying statement of assets and liabilities of Security Capital Preservation Fund (the "Fund") as of September 30, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the period May 3, 1999 (commencement of operations) through September 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Security Capital Preservation Fund at September 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the period May 3, 1999 (commencement of operations) through September 30, 1999, in conformity with generally accepted accounting principles.



                                                  Ernst & Young LLP


Philadelphia, Pennsylvania
November 9, 1999








--------------------------------------------------------------------------------

      SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 1999

------------------------------------

BT PreservationPlus Income Portfolio

------------------------------------

                                                PRINCIPAL       MARKET
ASSET-BACKED SECURITIES                          AMOUNT         VALUE
------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 11.6%
GE Capital Mortgage Service, Inc.
  6.00%, 6-1-2029............................  $  974,063     $  923,568
Norwest Asset Securities Corp,
  6.75%, 2-25-2029...........................   1,050,000      1,023,529
Residential Funding Mortgage Securities,
  6.75%, 4-25-2029...........................     971,401        934,566
Vendee Mortgage Trust,
  7.50%, 8-15-2017...........................     150,000        151,431
                                                              ----------
Total asset-backed securities............................      3,033,094
                                                              ----------
CORPORATE DEBT - 26.3%
FINANCIAL SERVICES - 7.3%
Household Finance Corp.,
  6.50%, 11-15-2008..........................   1,000,000        940,909
Paine Webber Group, Inc.,
  6.37%, 5-15-2004...........................   1,000,000        964,129
                                                              ----------
                                                               1,905,038
                                                              ----------
INDUSTRIAL - 19.0%
Delphi Auto Systems Corp.,
  6.50%, 5-1-2009............................   1,000,000        930,772
Laidlaw, Inc.,
  7.70%, 8-15-2002...........................   1,000,000        993,713
News America Holding,
  8.50%, 2-15-2005...........................   1,000,000      1,050,091
Northrop-Gruman Corp.,
  7.00%, 5/1/2006............................   1,000,000        965,965
Time Warner, Inc..
  7.48%, 1-15-2008...........................   1,000,000      1,008,320
                                                              ----------
                                                               4,948,861
                                                              ----------
Total corporate debt.....................................      6,853,899
                                                              ----------
FOREIGN DEBT - 7.5%
Celulosa Arauco y Constitu,
  6.75%, 12-15-2003..........................   1,000,000        940,058
Corp Andina de Foment,
  7.75%, 3-1-2004............................   1,000,000      1,002,095
                                                              ----------
Total foreign debt........................................     1,942,153
                                                              ----------
MORTGAGE BACKED SECURITIES - 35.7%
FGLMC COLD,
  7.50%, 10-1-2024...........................   5,083,224      5,111,655
FHLMC, 8.00%, 3-1-2027.......................   1,135,629      1,163,297
FNCL, 6.50%, 9-1-2028........................   1,057,079      1,014,021
FNCL, 6.50%, 10-1-2028.......................   1,080,115      1,036,119
FNCL, 6.50%, 12-1-2028.......................   1,043,684      1,001,172
                                                              ----------
Total mortgage backed securities.........................      9,326,264
                                                              ----------

                                                PRINCIPAL
                                                AMOUNT OR
                                                NUMBER OF        MARKET
U.S. TREASURY SECURITIES                          SHARES         VALUE
------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 1.7%
U.S. Treasury Note,
  5.25%, 5-15-2004 ..........................    $440,000    $   429,963
                                                             -----------
Total U.S. treasury securities...........................        429,963
                                                             -----------
SHORT-TERM INSTRUMENTS - 14.4%
MUTUAL FUNDS - 13.4%
Institutional Cash
  Management Fund.............................  3,498,725      3,498,725
U.S. TREASURY BILLS - 1.0%
U.S. Treasury Bill,
  4.55%, 12-2-1999............................   $275,000        272,845
                                                             -----------
Total short-term instruments.............................      3,771,570
                                                             -----------

Total investments - 97.2%................................     25,356,943
                                                             -----------
WRAPPER AGREEMENTS* - 1.6%
Bank of America NT&SA.........................                   264,272
TransAmerica Life Insurance
  & Annuity Co.  .............................                   145,357
                                                             -----------
Total Wrapper Agreements ................................        409,629
                                                             -----------
Other assets in excess of liabilities - 1.2%.............        328,425
                                                             -----------
Net assets - 100%........................................    $26,094,997
                                                             ===========

The following abbreviations are used in portfolio descriptions:
FHLMC - Federal Home Loan Mortgage Corp.
FNCL - Federal National Mortgage Association Class Loan
* Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.


                            See accompanying notes.
--------------------------------------------------------------------------------
                                       10

==================================================================================================================================
BT PreservationPlus Income Portfolio
STATEMENT OF ASSETS AND LIABILITIES September 30, 1999
----------------------------------------------------------------------------------------------------------------------------------
Assets
  Investment at Value (Cost $25,605,534) .....................................................................    $25,356,943
  Interest Receivable ........................................................................................        266,680
  Prepaid Expenses and Other .................................................................................         72,843
  Wrapper Agreements .........................................................................................        409,629
  Due from Bankers Trust .....................................................................................         17,882
  Variation Margin Receivable ................................................................................         30,456
                                                                                                                  -----------
Total Assets .................................................................................................     26,154,433
                                                                                                                  -----------
Liabilities
  Accrued Expenses and Other .................................................................................         59,436
                                                                                                                  -----------
Total Liabilities ............................................................................................         59,436
                                                                                                                  -----------
Net Assets ...................................................................................................    $26,094,997
                                                                                                                  ===========

STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                For the Period
                                                                                                             December 23, 1998/1/
                                                                                                                   through
                                                                                                              September 30, 1999
                                                                                                              ------------------
Investment Income:
  Interest Income ............................................................................................    $   595,970
  Credited Rate Interest .....................................................................................         47,245
                                                                                                                  -----------
Total Investment Income ......................................................................................        643,215
                                                                                                                  -----------
Expenses:
  Advisory Fees ..............................................................................................         64,673
  Professional Fees ..........................................................................................         21,863
  Wrapper Fees ...............................................................................................         18,692
  Printing and Shareholder Reports ...........................................................................          7,000
  Administration and Service Fees ............................................................................          4,620
  Trustees Fees ..............................................................................................          4,013
  Miscellaneous ..............................................................................................         10,284
                                                                                                                  -----------
  Total Expenses .............................................................................................        131,145
  Less Expenses Absorbed by Bankers Trust ....................................................................        (85,905)
                                                                                                                  -----------
    Net Expenses .............................................................................................         45,240
                                                                                                                  -----------
Net Investment Income ........................................................................................        597,975
                                                                                                                  -----------
Realized and Unrealized Gain on Investments, Foreign Currency Transactions,
  Forward Foreign Currency Contracts, Future Contracts and Wrapper Agreements:
    Net Realized Gain (Loss) from:
      Investment, Foreign Currency and Forward Foreign Currency Transactions .................................          3,867
      Futures Contracts ......................................................................................        (36,687)
    Net Change in Unrealized Appreciation/Depreciation on:
      Investments, Foreign Currency, Forward Foreign Currency Contracts and Future Contracts .................       (329,564)
      Wrapper Agreements .....................................................................................        362,384
                                                                                                                  -----------
Net Realized and Unrealized Gain (Loss) on Investments, Futures, Foreign Currencies,
  Forward Foreign Currency Contracts and Wrapper Agreements ..................................................             --
                                                                                                                  -----------
Net Increase in Net Assets from Operations ...................................................................    $   597,975
                                                                                                                  ===========

/1/ Commencement of operations.






                       See notes to financial statements
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
BT PreservationPlus Income Portfolio

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                      For the Period
                                                                                                   December 23, 1998/1/
                                                                                                          through
                                                                                                    September 30, 1999
                                                                                                    ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income............................................................................  $     597,975
   Net Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts,
     Foreign Currency and Forward Foreign Currency Contracts........................................       (329,564)
   Net Unrealized Appreciation on Wrapper Agreements................................................        362,384
   Net Realized Loss from Investments, Futures, Foreign Currency and
     Forward Foreign Currency Transactions..........................................................        (32,820)
                                                                                                       ------------
Net Increase in Net Assets from Operations..........................................................        597,975
                                                                                                       ------------
Capital Transactions
   Proceeds from Capital lnvested...................................................................     44,761,026
   Value of Capital Withdrawn.......................................................................    (19,264,004)
                                                                                                       ------------
Net Increase in Net Assets from Capital Transactions................................................     25,497,022
                                                                                                       ------------
Total Increase in Net Assets........................................................................     26,094,997
Net Assets
Beginning of Period.................................................................................             --
                                                                                                       ------------
End of Period.......................................................................................    $26,094,997
                                                                                                       ============

/1/ Commencement of operations

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected ratios to average net assets and other supplemental data for the period indicated for the PreservationPlus Income Portfolio.

                                                               For the Period
                                                            December 23, 1998/1/
                                                                  through
                                                             September 30, 1999
                                                             ------------------

SUPPLEMENTAL DATA AND RATIOS
Net Assets, End of Period (000s omitted) .......................  $26,095
Ratios to Average Net Assets
  Net Investment Income.........................................     6.47%/2/
  Expenses......................................................     0.49%/2/
  Decrease Reflected in the Above Expense Ratio Due
    to Absorption of Expenses by Bankers Trust..................     0.92%/2/
Portfolio Turnover Rate.........................................      149%

/1/ Commencement of operations.
/2/ Annualized

                       See notes to financial statements
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
BT PreservationPlus Income Portfolio

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. Organization
The Preservation Plus Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized and began operations on December 23, 1998 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Trust Board in performing its fair value determination of the Portfolio's Wrapper Agreements considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements (the "agreements") plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuation in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA Purchase Commitments
The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

E. Foreign Currency Transactions
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts in an attempt to enhance the return on the Portfolio's assets pursuant to its Global Asset Allocation strategy. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts do involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under the Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .70% of the Portfolio's average daily net assets, less advisor fees paid for the pro rata amount due to investment in the Institutional Cash Management Fund.


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
BT PRESERVATIONPLUS INCOME PORTFOLIO

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .35% of the average daily net assets of the Portfolio. Prior to July 1, 1999 Bankers Trust voluntarily undertook to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .80% of the average daily net assets of the Portfolio.
The Portfolio may invest in the Institutional Cash Management Fund (the "Cash Management Fund"), an open-ended management investment company managed by Bankers Trust. The Cash Management Fund is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from the Cash Management Fund to the Portfolio for the period ended September 30, 1999 amounted to $62,885.
At September 30, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. On October 8, 1999, the revolving credit facility was increased to $150,000,000. No amounts were outstanding under the credit facility for the year ended September 30, 1999.
Bankers Trust was a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly-owned subsidiary of Deutsche Bank.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 1999, were $36,034,878 and $13,381,816, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1999, was $25,605,534. The aggregate gross unrealized appreciation was $3,695, and the aggregate gross unrealized depreciation for all investments was $252,286 as of September 30, 1999.

NOTE 4--WRAPPER AGREEMENTS

The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and under most circumstances permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.
A default by the issuer of a Portfolio security or a Wrapper Provider on its obligation may result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

NOTE 5--FUTURES CONTRACTS
A summary of obligations under these financial instruments at September 30, 1999 is as follows:


                                                                                                                   Unrealized
                                                                                                                 Appreciation
Types of Futures                                  Expiration      Contracts     Position       Market Value     (Depreciation)
---------------------------------         -----------------      ---------     --------       ------------     --------------
Japanese Topix Index Futures               December 10, 1999             2        Long         $   281,259        $       976
British FTSE 100 Index Futures             December 18, 1999             3        Long             300,375             (5,469)
DAX Index Futures                          December 17, 1999             3        Long             411,874            (25,367)
Toronto 35 Index Futures                   December 23, 1999             1        Long             137,060             (3,452)
Australian SPI Index Futures               December 31, 1999             1        Long              47,022               (524)
CAC 40 Euro Index Futures                  December 31, 1999            (4)      Short            (196,106)               446
Long Gilt Bond Futures                     December 22, 1999            (1)      Short            (175,186)             6,286
Canadian Government Bond Futures           December 31, 1999            (9)      Short            (753,238)            (3,182)
Euro Bond Futures                          December 9,  1999            (1)      Short            (112,719)               487
Japanese Bond Futures                      March 10, 2000               (1)      Short          (1,239,643)           (19,587)
Australian Bond Futures                    December 16, 1999            (5)      Short            (706,093)            (2,260)
U.S. Treasury Note Futures                 December 22, 1999            (6)      Short            (660,750)            (2,707)
                                                                                               -----------           --------
Total                                                                                          $(2,666,145)          $(54,353)
                                                                                               ===========           ========


NOTE 6--FORWARD FOREIGN CURRENCY CONTRACTS
As of September 30, 1999, the PreservationPlus Income Portfolio had the following open forward foreign currency contracts:

                                                                                                                      Net Unrealized
                                                                                                                        Appreciation
Contracts                                              In Exchange For       Settlement Date     Value (US$)    (Depreciation) (US$)
------------------------------------------------------------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                 606,000           US Dollar    389,815         l0/7/99          $395,639             $ (5,824)
Canadian Dollar                   829,000           US Dollar    556,219         10/6/99           564,906               (8,687)
Japanese Yen                   59,746,000           US Dollar    550,274         10/7/99           561,681              (11,407)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total Sales              (25,918)
------------------------------------------------------------------------------------------------------------------------------------

Purchases
------------------------------------------------------------------------------------------------------------------------------------
Euro Dollar                       130,000           US Dollar    139,136         10/7/99          $139,035                 (101)
British Pound                      92,000           US Dollar    147,942         10/7/99           151,432                3,490
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Total Purchases                3,389
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Net Unrealized Depreciation            $ (22,529)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BT PreservationPlus Income Portfolio

REPORT OF INDEPENDENT AUDITORS

The Shareholders and Board of Trustees
BT PreservationPlus Income Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedule of portfolio investments, ~of
BT PreservationPlus Income Portfolio (the "Portfolio") as of September 30, 1999, and the related statement of operations, statement of changes in net assets, and financial highlights for the period December 23, 1998 (commencement of operations) through September 30, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the Portfolio's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BT PreservationPlus Income Portfolio at September 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the period December 23, 1998 (commencement of operations) through September 30, 1999, in conformity with generally accepted accounting principles.


                                                       Ernst & Young LLP


Philadedphia, Pennsylvania
November 8, 1999





--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

THE SECURITY GROUP OF               SECURITY FUNDS
MUTUAL FUNDS                        OFFICERS AND DIRECTORS

Security Growth and Income Fund     DIRECTORS
Security Equity Fund
  -  Equity Series                  Donald A. Chubb, Jr.
  -  Global Series                  John D. Cleland
  -  Total Return Series            Penny A. Lumpkin
  -  Social Awareness Series        Mark L. Morris, Jr., D.V.M.
  -  Value Series                   Maynard F. Oliverius
  -  Small Company Series           James R. Schmank
  -  Enhanced Index Series
  -  International Series           OFFICERS
  -  Select 25 Series
                                    John D. Cleland, President
Security Ultra Fund                 James R. Schmank, Vice President
Security Income Fund                Steven M. Bowser, Vice President
  -  Corporate Bond Series          David Eshnaur, Vice President
  -  U.S. Government Series         Thomas A. Swank, Vice President
  -  Limited Maturity Bond Series   Amy J. Lee, Secretary
  -  High Yield Series              Christopher D. Swickard, Assistant Secretary
  -  Capital Preservation Series    Brenda M. Harwood, Treasurer

Security Municipal Bond Fund
Security Cash Fund

This report is submitted for the
general  information of the
shareholders  of the Funds.  The
report is not authorized for
distribution to prospective
investors in the Funds unless
preceded or accompanied by an
effective prospectus which
contains details concerning the
sales charges and other pertinent
information.


-----------------------------------

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-----------------------------------

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